U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer:
Analysts Investment Trust
9200 Montgomery Rd., Suite 13A
Cincinnati, OH  45242

2.  Name and each series or class of funds for which this notice is filed:
Analysts Stock Fund and Analysts Fixed Income Fund

3. Investment Company Act File Number: File Nos. 811-7778, series act file No. 33-64370

4.  Last day of fiscal year for which this notice is filed:  July 31, 1996

5.  N/A

6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable: N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2: 0

9. Number and aggregate sale price of securities sold during the fiscal year: 162,317 shares, $2,603,608 sale price.

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2: 162,317, $2,603,608 sale price.

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable: N/A

12.  Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year in reliance on Rule 24f-2 (from Item 10): $2,603,608.
(ii) Aggregate sale price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable): N/A
(iii)  Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):  -$720,488.
(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to Rule 24f-2 (if applicable): $0
(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable): $1,883,120.
(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation: 1/2900.
(vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:  649.35.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a). X

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 9/26/96.

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title):  D. Lee Manzler, President

Date:  September 26, 1996